Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Total	Share capital [member]	Capital reserve [member]	Legal reserve [member]	Retained earnings reserve [member]	Reserve of share-based payments [member]	Retained earnings/Accumulated losses [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2015	R$ 184,783	R$ 48,517	R$ 81,914	R$ 2,196	R$ 49,032	R$ 3,120		R$ 184,779	R$ 4
Statement [LineItems]
Profit (loss) for the year	74,395						R$ 75,129	75,129	(734)
Total comprehensive income (loss)	74,395						75,129	75,129	(734)
Dividends paid	(3,056)				(3,056)			(3,056)
Non-controlling interest	846								846
Share-based compensation plan	2,043					2,043		2,043
Legal reserve				3,756			(3,756)
Minimum mandatory dividends	(17,843)						(17,843)	(17,843)
Earnings retention					53,530		(53,530)
Ending balance at Dec. 31, 2016	241,168	48,517	81,914	5,952	99,506	5,163		241,052	116
Statement [LineItems]
Profit (loss) for the year	43,640						44,255	44,255	(615)
Total comprehensive income (loss)	43,640						44,255	44,255	(615)
Dividends paid	(57,210)				(57,210)			(57,210)
Capital increase	86,148	7,380	78,768					86,148
Non-controlling interest	610								610
Share-based compensation plan	1,890					1,890		1,890
Legal reserve				2,213			(2,213)
Minimum mandatory dividends	(10,511)						(10,511)	(10,511)
Earnings retention					31,531		(31,531)
Ending balance (Previously stated [member]) at Dec. 31, 2017	305,735	55,897	160,682	8,165	73,827	7,053		305,624	111
Ending balance (Increase (decrease) due to changes in accounting policy [member]) at Dec. 31, 2017	(4,307)						(4,307)	(4,307)
Ending balance (Adjusted balance [member]) at Dec. 31, 2017	301,428	55,897	160,682	8,165	73,827	7,053	(4,307)	301,317	111
Ending balance at Dec. 31, 2017	305,735
Statement [LineItems]
Profit (loss) for the year	(82,916)						(82,380)	(82,380)	(536)
Total comprehensive income (loss)	(82,916)						(82,380)	(82,380)	(536)
Corporate reorganization	(74,438)	(55,890)	63,444	R$ (8,165)	R$ (73,827)			(74,438)
GA Holding - tax benefit on tax deductible goodwill	46,314		46,314					46,314
Capital increase	3,091		3,091					3,091
Issuance of common shares in initial public offering	895,182	3	895,179					895,182
Share issuance costs	(79,205)		(79,205)					(79,205)
Non-controlling interest	131								131
Share-based compensation plan	60,297					60,297		60,297
Ending balance at Dec. 31, 2018	R$ 1,069,884	R$ 10	R$ 1,089,505			R$ 67,350	R$ (86,687)	R$ 1,070,178	R$ (294)